Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract Assets, Contract Liabilities and Contract Costs from Contracts with Customers
The following presents our contract assets and liabilities from our contracts with customers:

	As of December 31,
(In $ millions)	2023	2022

Accrued revenue (1)	73.7	57.4
Current contract assets	73.7	57.4

Non-current accrued revenue (2)	2.3	3.8
Non-current contract assets	2.3	3.8
Total contract assets	76.0	61.2

Current deferred mobilization, demobilization and contract preparation revenue	(59.5)	(57.3)
Current contract liability	(59.5)	(57.3)

Non-current deferred mobilization, demobilization and contract preparation revenue	(56.6)	(68.7)
Non-current contract liability	(56.6)	(68.7)
Total contract liability	(116.1)	(126.0)
(1) Accrued revenue includes $7.3 million ($0.5 million as of December 31, 2022) related to the current portion of deferred variable rate revenue, $1.2 million ($0.9 million as of December 31, 2022) related to the current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts and $1.1 million ($0.7 million as of December 31, 2022) pertaining to the current portion of deferred demobilization revenue.
(2) Non-current accrued revenue includes $1.5 million ($1.5 million as of December 31, 2022) pertaining to the non-current portion of deferred demobilization revenue and $0.8 million ($2.3 million as of December 31, 2022) related to non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts. Non-current accrued revenue is included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 18 - Other Non-Current Assets).
Contract Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	As of December 31,
(In $ millions)	2023	2022
Current deferred mobilization and contract preparation costs	39.4	38.4
Non-current deferred mobilization and contract preparation costs (1)	42.6	17.1
Total deferred mobilization and contract preparation asset	82.0	55.5

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 18 - Other Non-Current Assets).

Changes in the Remaining Performance Obligation Contract Asset Balances
Total movement in our contract assets and contract liabilities balances during the years ended December 31, 2023 and 2022 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2021	20.2	6.4
Performance obligations satisfied during the reporting period	55.1	—
Amortization of revenue	—	(22.1)
Unbilled demobilization revenue	2.2	—
Unbilled variable rate revenue	3.9	—
Performance obligations to be satisfied over time	—	2.2
Cash received, excluding amounts recognized as revenue	—	139.5
Cash received against the contract asset balance	(20.2)	—
Balance as of December 31, 2022	61.2	126.0
Performance obligations satisfied during the reporting period	62.6	—
Amortization of revenue	—	(61.9)
Unbilled demobilization revenue	0.4	—
Unbilled variable rate revenue	11.9	—
Performance obligations to be satisfied over time	—	0.4
Cash received, excluding amounts recognized as revenue	—	51.6
Cash received against the contract asset balance	(60.1)	—
Balance as of December 31, 2023	76.0	116.1

Disaggregation of Revenue

	For the years ended December 31,
(In $ millions)	2023	2022	2021
Over time	743.0	418.6	234.7
Point in time	28.6	25.2	10.6
Total	771.6	443.8	245.3

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows as at December 31, 2023:

	For the years ending December 31,
(In $ millions)	2024	2025	2026	2027 onwards
Dayrate revenue	596.6	412.2	110.3	83.5
Other revenue (1)	55.7	32.9	7.7	9.9
Total	652.3	445.1	118.0	93.4

(1) Other revenue represents lump sum revenue associated with contract preparation and mobilization and is recognized ratably over the firm term of the associated contract in "Dayrate revenue" in the Consolidated Statements of Operations.